Annual Total Returns [BarChart] - LVIP Mondrian International Value Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(4.21%)
2012	9.62%
2013	21.84%
2014	(2.54%)
2015	(3.79%)
2016	4.01%
2017	21.34%
2018	(11.42%)
2019	18.17%
2020	(4.97%)